Intangible Assets and Goodwill	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Goodwill

Note 5—Intangible Assets and Goodwill

Definite-lived intangible assets consist of the following:

	March 31, 2017
	Gross value	Accumulated amortization	Accumulated impairment charges	Carrying amount
Trademarks	$9,690	$(5,085)	$—	$4,605
Customer relationships	50,557	(17,791)	(11,076)	21,690
Developed technology	28,100	(15,889)	(8,155)	4,056

Total intangible assets	$88,347	$(38,765)	$(19,231)	$30,351

	December 30, 2016
	Gross value	Accumulated amortization	Accumulated impairment charges	Carrying amount
Trademarks	$9,690	$(4,845)	$—	$4,845
Customer relationships	50,557	(17,150)	(11,076)	22,331
Developed technology	28,100	(14,975)	(8,155)	4,970
Backlog	30	(30)	—	—

Total intangible assets	$88,377	$(37,000)	$(19,231)	$32,146

Amortization expense was $1,795 and $1,603 for the first quarter of 2017 and 2016, respectively .

During the first quarter of 2017, goodwill decreased by $22 due to a measurement period adjustment associated with our acquisition of Ajax.

Note 5—Goodwill and Intangible Assets

Definite-lived intangible assets consist of the following:

	December 30, 2016
	Gross value	Accumulated amortization	Accumulated impairment charges	Carrying amount	Weighted average remaining useful life
Trademarks	$9,690	$(4,845)	$—	$4,845	5.0 years
Customer relationships	50,557	(17,150)	(11,076)	22,331	6.5 years
Developed technology	28,100	(14,975)	(8,155)	4,970	2.0 years
Backlog	30	(30)	—	—	0.0 years

Total intangible assets	$88,377	$(37,000)	$(19,231)	$32,146

	December 25, 2015
	Gross value	Accumulated amortization	Accumulated impairment charges	Carrying amount	Weighted average remaining useful life
Trademarks	$9,690	$(3,876)	$—	$5,814	6.0 years
Customer relationships	42,557	(13,618)	(11,076)	17,863	6.0 years
Developed technology	28,100	(12,261)	(8,155)	7,684	3.0 years

Total intangible assets	$80,347	$(29,755)	$(19,231)	$31,361

Amortization expense totaled $7,015, $6,886, and $6,886 during 2016, 2015, and 2014, respectively.

During 2016, we sold intangible assets related to discontinued operations for proceeds of $230.

Future projected annual amortization expense consists of the following:

Future amortization expense
2017	$7,211
2018	7,211
2019	4,727
2020	4,727
2021	4,727
Thereafter	3,543

$32,146

The following tables present the changes to goodwill:

Goodwill
Balance at December 26, 2014	$70,015
Acquisitions	—
Impairment	—

Balance at December 25, 2015	70,015
Acquisitions	7,078
Impairment	—

Balance at December 30, 2016	$77,093